INCOME TAXES - Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax [Line Items]
Deferred income tax asset	$ 0	$ 936
Deferred income tax liabilities	(12,944)	(1,506)
Mexico operations [Member] | Deferred tax derived from income tax [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax assets (liabilities), net	(10,399)	857
Mexico operations [Member] | Deferred tax derived from income tax [Member] | Tax loss carryforwards [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax asset	3,032	8,893
Mexico operations [Member] | Deferred tax derived from income tax [Member] | Working capital [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax asset	3,155	11,287
Mexico operations [Member] | Deferred tax derived from income tax [Member] | Inventories [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	(2,814)	(7,146)
Mexico operations [Member] | Deferred tax derived from income tax [Member] | Mineral properties, plant and equipment [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	(13,772)	(12,177)
Mexico operations [Member] | Deferred tax derived from special mining duty [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax assets (liabilities), net	(2,545)	(1,427)
Mexico operations [Member] | Deferred tax derived from special mining duty [Member] | Working capital [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	(227)	510
Mexico operations [Member] | Deferred tax derived from special mining duty [Member] | Mineral properties, plant and equipment [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	$ (2,318)	$ (1,937)